Net Deferred Tax Assets Included in the Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Other current assets	¥ 12,787	¥ 6,448
Other non-current assets	7,116	5,482
Deferred tax liabilities:
Other current liabilities	(1,829)	(7,166)
Other long-term liabilities	(14,500)	(2,943)
Net deferred tax assets	¥ 3,574	¥ 1,821